Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	67 Months Ended		110 Months Ended		112 Months Ended	118 Months Ended		120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026		May 31, 2026		May 31, 2026 [6]	May 31, 2026		May 31, 2026
American Funds Corporate Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.02%	(0.78%)								2.09%
American Funds Corporate Bond Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.24%	(0.74%)						1.53%	[2]
American Funds Corporate Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	2.65%	(0.24%)			2.49%	[3]
American Funds Corporate Bond Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class F-1
Average Annual Return, Percent	[1]	5.01%	0.00%						2.13%	[4]
American Funds Corporate Bond Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class F-2
Average Annual Return, Percent	[1]	5.28%	0.26%						2.41%	[5]
American Funds Corporate Bond Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class F-3
Average Annual Return, Percent	[1]	5.40%	0.38%					2.96%
American Funds Corporate Bond Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	1.32%	(0.73%)						1.74%	[7]
American Funds Corporate Bond Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	3.19%	(0.78%)						1.72%	[8]
American Funds Corporate Bond Fund® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-E
Average Annual Return, Percent	[1]	4.78%	(0.22%)						1.92%	[9]
American Funds Corporate Bond Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	2.59%	(0.30%)			2.43%	[10]
American Funds Corporate Bond Fund® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-F-1
Average Annual Return, Percent	[1]	5.22%	0.20%						2.35%	[11]
American Funds Corporate Bond Fund® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-F-2
Average Annual Return, Percent	[1]	5.30%	0.27%	0.10%	[12]
American Funds Corporate Bond Fund® - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-F-3
Average Annual Return, Percent	[1]	5.36%	0.33%	0.15%	[13]
American Funds Corporate Bond Fund® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-1
Average Annual Return, Percent	[1]	4.26%	(0.71%)						1.52%	[14]
American Funds Corporate Bond Fund® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-2
Average Annual Return, Percent	[1]	4.27%	(0.70%)						1.47%	[15]
American Funds Corporate Bond Fund® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-2E
Average Annual Return, Percent	[1]	4.57%	(0.42%)						1.81%	[16]
American Funds Corporate Bond Fund® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-3
Average Annual Return, Percent	[1]	4.74%	(0.26%)						1.89%	[17]
American Funds Corporate Bond Fund® - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-4
Average Annual Return, Percent	[1]	5.04%	0.04%						2.18%	[18]
American Funds Corporate Bond Fund® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-5E
Average Annual Return, Percent	[1]	5.23%	0.23%						2.39%	[19]
American Funds Corporate Bond Fund® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-5
Average Annual Return, Percent	[1]	5.26%	0.31%						2.45%	[20]
American Funds Corporate Bond Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class R-6
Average Annual Return, Percent	[1]	5.40%	0.38%						2.50%	[21]
Without Sales Load [Member] | American Funds Corporate Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.01%	(0.01%)								2.48%
Without Sales Load [Member] | American Funds Corporate Bond Fund® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.24%	(0.74%)						1.53%	[2]
Without Sales Load [Member] | American Funds Corporate Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	5.28%	0.27%			2.77%	[3]
Without Sales Load [Member] | American Funds Corporate Bond Fund® - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	4.99%	(0.02%)						2.11%	[7]
Without Sales Load [Member] | American Funds Corporate Bond Fund® - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	4.19%	(0.78%)						1.72%	[8]
Without Sales Load [Member] | American Funds Corporate Bond Fund® - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Corporate Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	5.22%	0.21%			2.71%	[10]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[22]	5.13%	0.17%	(0.06%)	[12],[13]	1.84%	[3],[10]	1.90%	1.48%	[2],[4],[5],[7],[8],[9],[11],[14],[15],[16],[17],[18],[19],[20],[21]	1.70%
Bloomberg U.S. Corporate Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Investment Grade Index
Average Annual Return, Percent	[22]	6.09%	0.63%	0.61%	[12],[13]	2.82%	[3],[10]	2.90%	2.47%	[2],[4],[5],[7],[8],[9],[11],[14],[15],[16],[17],[18],[19],[20],[21]	2.81%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class C shares were first offered on July 29, 2016.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Class F-1 shares were first offered on July 29, 2016.
[5]	Class F-2 shares were first offered on July 29, 2016.
[6]	Class F-3 shares were first offered on January 27, 2017.
[7]	Class 529-A shares were first offered on July 29, 2016.
[8]	Class 529-C shares were first offered on July 29, 2016.
[9]	Class 529-E shares were first offered on July 29, 2016.
[10]	Class 529-T shares were first offered on April 7, 2017.
[11]	Class 529-F-1 shares were first offered on July 29, 2016.
[12]	Class 529-F-2 shares were first offered on October 30, 2020.
[13]	Class 529-F-3 shares were first offered on October 30, 2020.
[14]	Class R-1 shares were first offered on July 29, 2016.
[15]	Class R-2 shares were first offered on July 29, 2016.
[16]	Class R-2E shares were first offered on July 29, 2016.
[17]	Class R-3 shares were first offered on July 29, 2016.
[18]	Class R-4 shares were first offered on July 29, 2016.
[19]	Class R-5E shares were first offered on July 29, 2016.
[20]	Class R-5 shares were first offered on July 29, 2016.
[21]	Class R-6 shares were first offered on July 29, 2016.
[22]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.